Organization (Details)	12 Months Ended
Dec. 31, 2016
China BPO Holdings Limited, ("CBPO") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Mar. 28, 2014
Entity Incorporation, State Country Name	Hong Kong
Percentage of effective ownership	100.00%
Principal Activities	Holding company of WFOE
Shandong Juncheng Information Technology Co., Ltd. (''WFOE'') [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 19, 2014
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%
Principal Activities	Holding company
Shandong Taiying Technology Co., Ltd. ("Taiying") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Dec. 18, 2007
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership, description	Contractual arrangments	[1]
Principal Activities	BPO service provider principally serves North China
Chongqing Central BPO Industry Co., Ltd. ("Central BPO") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Jan. 28, 2010
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves South China
Jiangsu Taiying Technology Co., Ltd. ("JTTC") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Feb. 25, 2010
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider which principally serves East China
HTCC [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Apr. 20, 2010
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	51.00%	[3]
Principal Activities	BPO service provider which principally serves North China
Shandong Central BPO Industry Co., Ltd. ("SCBI") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 09, 2012
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider which principally serves North China
Shandong Taiying Technology Chongqing Branch Company ("STTCB") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Feb. 22, 2013
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves South China
Shandong Taiying Technology Nanning Branch Company (''STTNB'') [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	May 28, 2013
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves South China
Jiangsu Central Information Service Co., Ltd. ("JCBI") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Dec. 12, 2013
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves East China
Anhui Taiying Information Technology Co., Ltd. ("ATIT") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Dec. 26, 2013
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves East China
Jiangsu Taiying Information Service Co., Ltd. (''JTIS'')
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 01, 2014
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider which principally serves East China
Nanjing Taiying E-Commercial Business Co., Ltd. (''NTEB'') [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Dec. 25, 2014
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves East China
Jiangxi Taiying Technology Co., Ltd. (''JXTT'') [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Jan. 08, 2015
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves Southeast China
Xinjiang Taiying Technology Co., Ltd ("XTTC") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Mar. 20, 2015
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves Northwest, China
Beijing Taiying Technology Co., Ltd. (''BTTC'') [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Jun. 30, 2015
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[2]
Principal Activities	BPO service provider principally serves North, China
Zaozhuang Shenggu E-commerce Co., Ltd. ("ZSEC") [Member]
Variable Interest Entity [Line Items]
Entity Incorporation, Date of Incorporation	Jun. 16, 2016
Entity Incorporation, State Country Name	PRC
Percentage of effective ownership	100.00%	[4]
Principal Activities	E-commerce service provider for the Company

[1]	VIE effectively controlled by WFOE through a series of contractual agreements
[2]	Wholly-owned subsidiaries of Taiying
[3]	49% owned by Beijing Jiate Information Technology Co., Ltd., see Note 9 and Note 15 for detailed discussion
[4]	Wholly-owned subsidiary of BTTC